Other investments - Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Investments [Line Items]
Total	$ 93,025	$ 73,504
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	24,217	47,981
Acquisitions	0	4,438
Disposals	(5,000)	0
Exercise of warrants	0	(80)
Interest capitalized	2,888	0
Change in fair value	(13,156)	(17,236)
Acquisition of Tintic by Osisko Development	0	(10,827)
Foreign exchange revaluation impact	0	50
Investments held by Osisko Development and deconsolidated on September 30, 2022	0	(109)
Balance - December 31	8,949	24,217
Fair value through other comprehensive (loss) income (common shares) [Member]
Other Investments [Line Items]
Balance - January 1	18,337	94,231
Acquisitions	53,008	5,260
Transfer from associates	7,159	15,343
Disposals	(28)	(21,634)
Change in fair value	5,915	(43,486)
Foreign exchange revaluation impact	(315)	0
Investments held by Osisko Development and deconsolidated on September 30, 2022	0	(31,377)
Balance - December 31	84,076	18,337
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	30,950	26,798
Acquisitions	0	5,175
Repayments	0	(2,960)
Allowance for expected credit loss and write-offs	(30,615)	0
Foreign exchange revaluation impact	(335)	1,937
Balance - December 31	$ 0	$ 30,950